CASH AND CASH EQUIVALENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
CASH AND CASH EQUIVALENTS
Cash and cash equivalents on the consolidated balance sheets	$ 19,433	¥ 134,924		¥ 606,796
Cash and cash equivalents included in assets held for sale (Note 9)	3,125	21,696		9,422
Cash and cash equivalents on the consolidated statements of cash flows	$ 22,558	¥ 156,620	$ 88,754	¥ 616,218	¥ 375,879	¥ 338,092